EATON VANCE GLOBAL INCOME BUILDER NEXTSHARES

Supplement to Prospectus dated March 1, 2022

The following changes are effective November 18, 2022.

1.	The following replaces “Portfolio Managers” in “Management”:

Portfolio Managers

Christopher Dyer (lead portfolio manager), Director and Vice President of EVAIL and Director of Global Equity for the Eaton Vance organization, has managed the Fund and the Portfolio since their inception in March 2016.

Derek J.V. DiGregorio, Vice President of Eaton Vance and BMR, has managed the Fund and the Portfolio since July 2021.

Jeffrey D. Mueller, Vice President of EVAIL, has managed the Fund and the Portfolio since their inception in March 2016.

2.	The following replaces the eleventh paragraph under “Management and Organization”:

The Fund and Portfolio are managed by Christopher Dyer (lead portfolio manager), Derek J.V. DiGregorio and Jeffrey D. Mueller. Mr. Dyer has served as a portfolio manager of the Fund and Portfolio since they commenced operations in March 2016 and manages other Eaton Vance portfolios. Mr. Dyer is a Director and Vice President of EVAIL and Director of Global Equity for the Eaton Vance organization. Prior to joining EVAIL in November 2017, Mr. Dyer held similar positions at Eaton Vance Management (International) Limited (“EVMI”). Mr. DiGregorio has managed the Fund and Portfolio since July 2021. Mr. DiGregorio manages other Eaton Vance portfolios, has been employed by Eaton Vance for more than five years and is a Vice President of Eaton Vance and BMR. Mr. Mueller has served as a portfolio manager of the Fund and Portfolio since they commenced operations in March 2016 and is a Vice President of EVAIL. Prior to joining EVAIL in November 2017, Mr. Mueller held similar positions at EVMI.

November 15, 2022	41517 11.15.22

EATON VANCE GLOBAL INCOME BUILDER NEXTSHARES

Supplement to Statement of Additional Information dated March 1, 2022

The following changes are effective November 18, 2022.

The following replaces the tables under “Portfolio Managers.” in “Investment Advisory and Administrative Services”:

	Number of All Accounts	Total Assets of All Accounts	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
Derek J.V. DiGregorio
Registered Investment Companies	9	$7,199.2	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0
Christopher Dyer(1)
Registered Investment Companies	9	$8,430.7	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	1	$4.5	0	$0
Jeffrey D. Mueller(2)
Registered Investment Companies	7	$9,449.3	0	$0
Other Pooled Investment Vehicles	2	$59.5	0	$0
Other Accounts	2	$572.3	0	$0
(1)	This portfolio manager serves as portfolio manager of one or more registered investment companies that invests or may invest in one or more underlying registered investment companies in the Eaton Vance family of funds or other pooled investment vehicles sponsored by Eaton Vance. The underlying investment companies may be managed by this portfolio manager or another portfolio manager.
(2)	This portfolio manager serves as portfolio manager of one or more registered investment companies and/or pooled investment vehicles that invest or may invest in one or more underlying registered investment companies and/or separate pooled investment vehicles in the Eaton Vance family of funds. The underlying investment companies may be managed by this portfolio manager or another portfolio manager.

The following table shows the dollar range of equity securities beneficially owned in the Fund by its portfolio manager(s) as of the Fund’s most recent fiscal year ended October 31, 2021 and in the Eaton Vance family of funds as of December 31, 2021. Interests in the Portfolio cannot be purchased by a portfolio manager.

Portfolio Managers	Dollar Range of Equity Securities Beneficially Owned in the Fund	Aggregate Dollar Range of Equity Securities Beneficially Owned in the Eaton Vance Family of Funds
Derek J.V. DiGregorio	None	$100,001 - $500,000
Christopher Dyer	$1 - $10,000	$1 - $10,000
Jeffrey D. Mueller	None	None

November 15, 2022